EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 22, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2018, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Portfolio:

EQ/PIMCO Global Real Return Portfolio

Effective immediately, Jeremie Banet no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/PIMCO Global Real Return Portfolio.

References to Jeremie Banet contained in the section of the Summary Prospectus entitled “EQ/PIMCO Global Real Return Portfolio — Class IB Shares — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO”) are hereby deleted in their entirety.

Effective immediately, the table in the section of the Summary Prospectus entitled “EQ/PIMCO Global Real Return Portfolio — Class IB Shares — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO”) is amended to include the following:

Name	Title	Date Began Managing the Portfolio
Michael Althof	Senior Vice President and Portfolio Manager	January 2019
Lorenzo Pagani	Managing Director and Portfolio Manager	January 2019

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References to Jeremie Banet contained in the sections of the Prospectus entitled “EQ/PIMCO Global Real Return Portfolio — Class IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO”)” and “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company LLC,” are hereby deleted in their entirety.

Effective immediately, the table in the section of the Prospectus entitled “EQ/PIMCO Global Real Return Portfolio — Class IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO”)” is amended to include the following:

Name	Title	Date Began Managing the Portfolio
Michael Althof	Senior Vice President and Portfolio Manager	January 2019
Lorenzo Pagani	Managing Director and Portfolio Manager	January 2019

Effective immediately, in the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company LLC” is amended to include the following information:

Michael Althof is a Senior Vice President in the Munich Office and a Portfolio Manager focusing on real return strategies. As a member of PIMCO’s real return portfolio management team, he helps manage European and global inflation-linked bond mandates and contributes to the management of commodity portfolios. Mr. Althof joined PIMCO in 2004. He has 14 years of investment experience and holds a master’s degree from the Ecole Supérieure de Commerce de Paris, with a focus on finance. He also holds a Certificate in Quantitative Finance (CQF).

Lorenzo Pagani, Ph.D., is a managing director and portfolio manager in the Munich office and head of the European rates desk. He is a member of the European Portfolio Committee, the Counterparty Risk Committee and the Best Execution Committee. He also serves as head of talent management for portfolio management outside of the U.S. Prior to joining PIMCO in 2004, he was with the nuclear engineering department at the Massachusetts Institute of Technology (MIT) and with Procter & Gamble in Italy. He has 16 years of investment experience and holds a Ph.D. in nuclear engineering from MIT. He graduated from the Financial Technology Option program of MIT/Sloan Business School and holds a joint master of science degree from the Politecnico di Milano in Italy and the Ecole Centrale de Paris in France.

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Effective immediately, references to Jeremie Banet, contained in the section of the Statement of Additional Information entitled “Appendix C — Portfolio Manager Information” with respect to the Portfolio are hereby deleted in their entirety.

Effective immediately, the section of the SAI entitled “Appendix C — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)” is amended to include the following information:

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2018						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/PIMCO Global Real Return Portfolio

Michael Althof	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Lorenzo Pagani, Ph.D.	13	$15,478.71	36	$22,021.24	39	$9,619.99	N/A	N/A	13	$14,161.11	16	$2,910.86

Ownership of Securities of the Fund as of December 31, 2018

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/PIMCO Global Real Return Portfolio

Michael Althof	X

Lorenzo Pagani, Ph.D.	X

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